Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PEOPLES FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	MS
Securities Act File Number	001-12103
Entity Tax Identification Number	64-0709834
Entity Address, Address Line One	152 Lameuse Street
Entity Address, City or Town	Biloxi
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39530
City Area Code	228
Local Phone Number	435-5511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000770460
Amendment Flag	false